Advances to Suppliers (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Advances to suppliers [Line Items]
Advances to suppliers	$ 7,235,951	$ 7,033,556
Allowance for doubtful accounts	(180,964)	(179,095)
Including:
Advances to suppliers, net	7,054,987	6,854,461
Advances to suppliers, current	$ 7,054,987	$ 6,854,461